Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation

The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade receivables”, “Other receivables”, “Accounts payable” and “Other liabilities” contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.

Financial Assets

	2017
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	6,793	—	6,793	7,541	14,334
Trade receivables(2)	44,182	—	44,182	—	44,182
Investment in financial assets	—	12,936	12,936	—	12,936
Cash and cash equivalents	9,687	19,051	28,738	—	28,738

	60,662	31,987	92,649	7,541	100,190

	2016
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	8,277	—	8,277	9,145	17,422
Trade receivables(2)	34,816	—	34,816	—	34,816
Investment in financial assets	—	15,285	15,285	—	15,285
Cash and cash equivalents	7,949	2,808	10,757	—	10,757

	51,042	18,093	69,135	9,145	78,280

	2015
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	6,392	—	6,392	15,574	21,966
Trade receivables(2)	23,428	—	23,428	—	23,428
Investment in financial assets	—	804	804	—	804
Cash and cash equivalents	14,613	774	15,387	—	15,387

	44,433	1,578	46,011	15,574	61,585

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial Liabilities

	2017
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	191,063	—	191,063	—	191,063
Other liabilities	2,660	—	2,660	—	2,660
Accounts payable	45,773	—	45,773	3,253	49,026

	239,496	—	239,496	3,253	242,749

	2016
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	154,345	—	154,345	—	154,345
Other liabilities	4,726	—	4,726	—	4,726
Accounts payable	43,287	—	43,287	495	43,782

	202,358	—	202,358	495	202,853

	2015
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	105,751	—	105,751	—	105,751
Other liabilities	752	—	752	1	753
Accounts payable	39,376	—	39,376	475	39,851

	145,879	—	145,879	476	146,355

Summary of Gains and Losses on Financial Instruments

Gains and losses on financial instruments are allocated to the following categories:

	2017
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,598	—	1,598
Interest loss	(18,385)	—	(18,385)
Financial accretion	(3,169)	—	(3,169)
Net exchange differences	8,950	—	8,950
Fair value gains on financial assets at fair value through profit or loss	—	2,208	2,208
Gains on derivative financial instruments	—	—	—

	(11,006)	2,208	(8,798)

	2016
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,472	—	1,472
Interest loss	(18,109)	—	(18,109)
Financial accretion	(3,159)	—	(3,159)
Net exchange differences	11,611	—	11,611
Fair value gains on financial assets at fair value through profit or loss	—	1,826	1,826
Gains on derivative financial instruments	—	213	213

	(8,185)	2,039	(6,146)

	2015
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,638	—	1,638
Interest loss	(8,618)	—	(8,618)
Financial accretion	(1,987)	—	(1,987)
Net exchange differences	20,214	—	20,214
Fair value gains on financial assets at fair value through profit or loss	—	446	446
Gains on derivative financial instruments	—	464	464

	11,247	910	12,157

Summary of Company's Financial Assets Measured at Fair Value

The tables below show the Group’s financial assets measured at fair value as of December 31, 2017, 2016 and 2015 and their allocation to their fair value levels.

	2017
Financial Assets	Level 1		Level 2	Level 3	Total
Investment in financial assets:
- Public securities	12,936	(1)	—	—	12,936

	12,936		—	—	12,936

Cash and cash equivalents:
- Mutual funds	19,051		—	—	19,051

	19,051		—	—	19,051

	31,987		—	—	31,987

	2016
Financial Assets	Level 1		Level 2	Level 3	Total
Investments in financial assets:
- Mutual funds	53		—	—	53
- Public securities	15,232	(1)	—	—	15,232

	15,285		—	—	15,285

Cash and cash equivalents:
- Mutual funds	2,808		—	—	2,808

	2,808		—	—	2,808

	18,093		—	—	18,093

	2015
Financial Assets	Level 1		Level 2	Level 3	Total
Investments in financial assets:
- Mutual funds	340		—	—	340
- Other financial assets	464		—	—	464

	804		—	—	804

Cash and cash equivalents:
- Mutual funds	774		—	—	774

	774		—	—	774

	1,578		—	—	1,578

(1)	As of December 31, 2017, it has been classified as Current. As of December 31, 2016, 7,737 have been classified as Noncurrent and 7,495 has been classified as Current.